ACQUISITIONS & DIVESTMENT - Business Combination - Debt Issued (Details) - Unsecured Debt - Three-year senior unsecured term loan $ in Millions	Mar. 10, 2021 USD ($)
Debt
Debt instrument, term	3 years
Principal amount of debt	$ 400